Securities - Summary of securities classified at fair value through profit and loss and at fair value through other comprehensive income (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	R$ 51,850,286	R$ 26,528,396	R$ 7,983,002
Financial assets at fair value through other comprehensive income	9,588,773	2,616,118	695,778
Fair value [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	38,701,519	22,443,392	6,290,971
Financial assets at fair value through other comprehensive income	9,588,773	2,616,118	695,778
Fair value [member] | Agribusiness receivables certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	177,095	589,525	85,874
Fair value [member] | Bank deposit certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	370,385	246,827	171,725
Fair value [member] | Brazilian government bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	25,280,046	15,494,046	3,853,534
Fair value [member] | Certificate of real estate receivable [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	124,056	75,123	207,167
Fair value [member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,018,893	885,068	326,403
Fair value [member] | Financial credit bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	82,683	106,759	44,663
Fair value [member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	7,656,266	3,047,198	279,013
Fair value [member] | United States government bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	702,869
Fair value [member] | Real estate credit bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,651	1,300	4,883
Fair value [member] | Stocks issued by public-held company [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	2,546,996	1,562,965	1,127,044
Fair value [member] | Structured transaction certificate [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	470,652	256,381	22,949
Fair value [member] | Others [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	269,927	178,200	167,716
Fair value [member] | National treasury bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	9,588,773	2,616,118	695,778
Cost [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	38,569,036	22,332,936	6,262,735
Financial assets at fair value through other comprehensive income	9,637,582	2,608,325	688,731
Cost [member] | Agribusiness receivables certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	179,155	598,085	85,668
Cost [member] | Bank deposit certificates [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	368,845	244,071	172,451
Cost [member] | Brazilian government bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	25,239,874	15,404,300	3,826,902
Cost [member] | Certificate of real estate receivable [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	126,791	75,922	208,442
Cost [member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,034,742	885,344	325,459
Cost [member] | Financial credit bills [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	82,439	98,068	45,040
Cost [member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	7,656,488	3,047,198	279,013
Cost [member] | United States government bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	666,870
Cost [member] | Real estate credit bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,632	1,282	3,697
Cost [member] | Stocks issued by public-held company [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	2,546,996	1,562,965	1,127,074
Cost [member] | Structured transaction certificate [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	410,022	237,112	21,275
Cost [member] | Others [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	255,182	178,589	167,714
Cost [member] | National treasury bill [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	R$ 9,637,582	R$ 2,608,325	R$ 688,731